SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Investments
Short-term investments	¥ 19,351	$ 3,037	¥ 18,430
Guangzhou Joyrun Technology Co., Ltd. ("Joyrun")
Schedule Of Investments
Short-term investments	13,273		12,433
Others
Schedule Of Investments
Short-term investments	¥ 6,078		¥ 5,997